Schedule of Investments(a)
March 31, 2023
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–89.32%
Advertising–0.81%
Lamar Media Corp.,
4.00%, 02/15/2030	$13,000	$11,526
3.63%, 01/15/2031	1,208,000	1,039,967
		1,051,493
Aerospace & Defense–1.20%
TransDigm UK Holdings PLC, 6.88%, 05/15/2026	1,269,000	1,251,203
TransDigm, Inc., 6.75%, 08/15/2028(b)	305,000	308,431
		1,559,634
Alternative Carriers–0.18%
Lumen Technologies, Inc., Series P, 7.60%, 09/15/2039	619,000	236,096
Aluminum–0.51%
Novelis Corp., 3.25%, 11/15/2026(b)	729,000	666,867
Apparel Retail–0.66%
Gap, Inc. (The), 3.63%, 10/01/2029(b)	1,210,000	864,182
Application Software–1.01%
NCR Corp., 5.75%, 09/01/2027(b)	639,000	628,645
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	707,000	686,796
		1,315,441
Asset Management & Custody Banks–0.21%
Bank of New York Mellon Corp. (The), Series I, 3.75%(c)(d)	325,000	268,807
Automobile Manufacturers–4.01%
Allison Transmission, Inc.,
4.75%, 10/01/2027(b)	1,456,000	1,377,021
3.75%, 01/30/2031(b)	1,051,000	897,833
Ford Motor Credit Co. LLC,
4.13%, 08/04/2025	1,022,000	973,666
4.39%, 01/08/2026	1,032,000	980,627
4.95%, 05/28/2027	330,000	315,249
4.00%, 11/13/2030	402,000	342,145
Nissan Motor Co. Ltd. (Japan), 4.81%, 09/17/2030(b)	355,000	321,692
		5,208,233
Automotive Parts & Equipment–0.97%
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	628,000	631,532
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	699,000	633,081
		1,264,613
Automotive Retail–4.18%
Asbury Automotive Group, Inc.,
4.50%, 03/01/2028	205,000	186,831
4.63%, 11/15/2029(b)	532,000	476,864
	Principal Amount	Value
Automotive Retail–(continued)
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	$1,559,000	$1,374,570
LCM Investments Holdings II LLC, 4.88%, 05/01/2029(b)	2,042,000	1,710,675
Lithia Motors, Inc., 3.88%, 06/01/2029(b)	1,142,000	989,269
Sonic Automotive, Inc., 4.63%, 11/15/2029(b)	829,000	695,444
		5,433,653
Broadline Retail–0.09%
B2W Digital Lux S.a.r.l. (Brazil), 4.38%, 12/31/2049(b)(e)	429,000	86,452
Macy’s Retail Holdings LLC, 4.30%, 02/15/2043	58,000	35,816
		122,268
Cable & Satellite–4.41%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.50%, 05/01/2026(b)	801,000	779,990
5.13%, 05/01/2027(b)	1,225,000	1,159,144
4.25%, 01/15/2034(b)	13,000	10,181
CSC Holdings LLC,
4.63%, 12/01/2030(b)	500,000	247,025
4.50%, 11/15/2031(b)	1,292,000	932,785
5.00%, 11/15/2031(b)	1,279,000	649,208
DISH DBS Corp., 5.13%, 06/01/2029	875,000	466,883
DISH Network Corp., Conv., 3.38%, 08/15/2026	1,451,000	754,520
Sirius XM Radio, Inc., 3.13%, 09/01/2026(b)	735,000	663,745
VZ Secured Financing B.V. (Netherlands), 5.00%, 01/15/2032(b)	79,000	64,533
		5,728,014
Casinos & Gaming–2.76%
CCM Merger, Inc., 6.38%, 05/01/2026(b)	774,000	756,593
Codere Finance 2 (Luxembourg) S.A. (Spain), 11.63% PIK Rate, 2.00% Cash Rate, 11/30/2027(b)(f)(g)	51,960	24,842
Everi Holdings, Inc., 5.00%, 07/15/2029(b)	705,000	628,272
Melco Resorts Finance Ltd. (Hong Kong), 5.38%, 12/04/2029(b)	1,321,000	1,082,559
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	1,417,000	1,089,368
		3,581,634
Commodity Chemicals–0.77%
Mativ Holdings, Inc., 6.88%, 10/01/2026(b)	1,091,000	999,408

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Construction & Engineering–0.69%
Howard Midstream Energy Partners LLC, 6.75%, 01/15/2027(b)	$951,000	$897,725
Consumer Finance–0.90%
FirstCash, Inc., 5.63%, 01/01/2030(b)	645,000	595,896
OneMain Finance Corp.,
7.13%, 03/15/2026	287,000	276,180
3.88%, 09/15/2028	381,000	302,467
		1,174,543
Diversified Banks–0.60%
Citigroup, Inc.,
7.38%(c)(d)	137,000	135,173
3.88%(c)(d)	153,000	129,591
JPMorgan Chase & Co., Series FF, 5.00%(c)(d)	264,000	253,631
PNC Financial Services Group, Inc. (The), Series W, 6.25%(c)(d)	276,000	257,370
		775,765
Diversified Capital Markets–0.23%
Credit Suisse Group AG (Switzerland), 9.02%, 11/15/2033(b)(c)	250,000	296,850
Diversified Financial Services–1.68%
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/2029(b)	669,000	599,732
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	862,000	730,803
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/2027(b)	224,000	201,424
Scientific Games Holdings L.P./Scientific Games US FinCo, Inc., 6.63%, 03/01/2030(b)	741,000	655,514
		2,187,473
Diversified Metals & Mining–0.50%
Hudbay Minerals, Inc. (Canada),
4.50%, 04/01/2026(b)	337,000	311,598
6.13%, 04/01/2029(b)	358,000	338,659
		650,257
Diversified Support Services–0.78%
Ritchie Bros. Holdings, Inc.,
6.75%, 03/15/2028(b)	643,000	662,985
7.75%, 03/15/2031(b)	334,000	350,456
		1,013,441
Electric Utilities–1.74%
NRG Energy, Inc., 4.45%, 06/15/2029(b)	708,000	642,680
Vistra Operations Co. LLC,
5.13%, 05/13/2025(b)	653,000	637,136
5.63%, 02/15/2027(b)	347,000	337,223
5.00%, 07/31/2027(b)	679,000	642,949
		2,259,988
Electrical Components & Equipment–1.41%
EnerSys, 4.38%, 12/15/2027(b)	1,079,000	1,005,704
	Principal Amount	Value
Electrical Components & Equipment–(continued)
Sensata Technologies B.V.,
5.00%, 10/01/2025(b)	$164,000	$162,967
4.00%, 04/15/2029(b)	729,000	659,289
		1,827,960
Electronic Components–0.61%
Sensata Technologies, Inc.,
4.38%, 02/15/2030(b)	105,000	95,796
3.75%, 02/15/2031(b)	800,000	700,720
		796,516
Food Distributors–1.15%
American Builders & Contractors Supply Co., Inc., 4.00%, 01/15/2028(b)	979,000	892,432
United Natural Foods, Inc., 6.75%, 10/15/2028(b)	644,000	599,120
		1,491,552
Gold–0.55%
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	739,000	712,019
Health Care Facilities–1.84%
Encompass Health Corp., 4.50%, 02/01/2028	795,000	741,846
Tenet Healthcare Corp., 4.88%, 01/01/2026	1,681,000	1,649,826
		2,391,672
Health Care REITs–2.49%
CTR Partnership L.P./CareTrust Capital Corp., 3.88%, 06/30/2028(b)	717,000	613,820
Diversified Healthcare Trust,
4.75%, 05/01/2024	351,000	316,512
4.38%, 03/01/2031	1,469,000	1,053,919
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	1,864,000	1,256,523
		3,240,774
Health Care Services–2.32%
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(b)	154,000	135,478
Community Health Systems, Inc.,
8.00%, 03/15/2026(b)	614,000	594,045
5.25%, 05/15/2030(b)	509,000	399,743
4.75%, 02/15/2031(b)	338,000	249,883
DaVita, Inc., 3.75%, 02/15/2031(b)	409,000	322,996
HCA, Inc.,
5.88%, 02/01/2029	65,000	66,457
3.50%, 09/01/2030	669,000	596,321
Select Medical Corp., 6.25%, 08/15/2026(b)	674,000	654,457
		3,019,380
Health Care Supplies–0.56%
Medline Borrower L.P., 3.88%, 04/01/2029(b)	835,000	725,331
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Hotel & Resort REITs–1.68%
Service Properties Trust,
7.50%, 09/15/2025	$212,000	$209,396
5.50%, 12/15/2027	1,116,000	999,981
4.95%, 10/01/2029	550,000	415,987
4.38%, 02/15/2030	740,000	553,220
		2,178,584
Hotels, Resorts & Cruise Lines–1.56%
Carnival Corp.,
10.50%, 02/01/2026(b)	123,000	128,269
4.00%, 08/01/2028(b)	791,000	681,743
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/2027	242,000	238,948
Royal Caribbean Cruises Ltd., 4.25%, 07/01/2026(b)	1,088,000	977,693
		2,026,653
Household Products–0.52%
Prestige Brands, Inc., 3.75%, 04/01/2031(b)	798,000	677,095
Independent Power Producers & Energy Traders–1.80%
Calpine Corp., 3.75%, 03/01/2031(b)	716,000	604,607
Clearway Energy Operating LLC, 4.75%, 03/15/2028(b)	653,000	624,340
TransAlta Corp. (Canada), 7.75%, 11/15/2029	1,059,000	1,114,195
		2,343,142
Industrial Machinery & Supplies & Components–1.25%
EnPro Industries, Inc., 5.75%, 10/15/2026	1,042,000	1,014,595
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	681,000	608,923
		1,623,518
Insurance Brokers–0.35%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 04/15/2028(b)	466,000	461,237
Integrated Oil & Gas–1.12%
Occidental Petroleum Corp.,
6.13%, 01/01/2031	372,000	386,328
6.45%, 09/15/2036	349,000	367,322
6.20%, 03/15/2040	702,000	706,872
		1,460,522
Integrated Telecommunication Services–4.90%
Altice France S.A. (France),
8.13%, 02/01/2027(b)	527,000	488,318
5.13%, 07/15/2029(b)	1,274,000	959,895
5.50%, 10/15/2029(b)	685,000	524,406
Embarq Corp., 8.00%, 06/01/2036	1,272,000	536,065
Iliad Holding S.A.S. (France), 6.50%, 10/15/2026(b)	905,000	863,297
Iliad Holding S.A.S.U. (France), 7.00%, 10/15/2028(b)	1,056,000	1,002,873
Level 3 Financing, Inc., 3.75%, 07/15/2029(b)	1,315,000	702,828
	Principal Amount	Value
Integrated Telecommunication Services–(continued)
Telecom Italia S.p.A. (Italy), 5.30%, 05/30/2024(b)	$1,316,000	$1,290,924
		6,368,606
Interactive Media & Services–0.49%
Match Group Holdings II LLC, 4.63%, 06/01/2028(b)	678,000	630,540
Investment Banking & Brokerage–0.64%
Charles Schwab Corp. (The), Series G, 5.38%(c)(d)	689,000	656,272
Credit Suisse USA, Inc. (Switzerland), 7.13%, 07/15/2032	158,000	175,380
		831,652
IT Consulting & Other Services–0.89%
Gartner, Inc.,
4.50%, 07/01/2028(b)	689,000	654,664
3.63%, 06/15/2029(b)	341,000	304,583
3.75%, 10/01/2030(b)	225,000	202,167
		1,161,414
Leisure Facilities–1.64%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(b)	711,000	765,530
NCL Corp. Ltd., 5.88%, 02/15/2027(b)	730,000	681,561
VOC Escrow Ltd., 5.00%, 02/15/2028(b)	767,000	681,591
		2,128,682
Life Sciences Tools & Services–0.27%
Syneos Health, Inc., 3.63%, 01/15/2029(b)	424,000	348,951
Mortgage REITs–0.44%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.75%, 06/15/2029(b)	786,000	568,997
Movies & Entertainment–0.53%
WMG Acquisition Corp., 3.75%, 12/01/2029(b)	783,000	694,498
Oil & Gas Drilling–3.46%
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 06/01/2028(b)	967,000	886,294
Rockies Express Pipeline LLC,
4.95%, 07/15/2029(b)	29,000	25,873
4.80%, 05/15/2030(b)	228,000	200,355
6.88%, 04/15/2040(b)	486,000	406,235
Transocean, Inc.,
7.25%, 11/01/2025(b)	392,000	370,901
7.50%, 01/15/2026(b)	799,000	726,275
8.75%, 02/15/2030(b)	374,000	381,817
7.50%, 04/15/2031	700,000	532,721
Valaris Ltd.,
12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(b)(f)	369,000	374,867
Series 1145, 12.00% PIK Rate, 8.25% Cash Rate, 04/30/2028(f)	577,000	586,174
		4,491,512
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Oil & Gas Equipment & Services–1.00%
Enerflex Ltd. (Canada), 9.00%, 10/15/2027(b)	$1,077,000	$1,048,422
Hilcorp Energy I L.P./Hilcorp Finance Co., 6.25%, 11/01/2028(b)	269,000	255,625
		1,304,047
Oil & Gas Exploration & Production–5.14%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	1,919,000	1,884,871
Apache Corp.,
7.75%, 12/15/2029	548,000	577,159
4.25%, 01/15/2030	495,000	452,165
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/2026(b)	575,000	556,358
Callon Petroleum Co.,
8.00%, 08/01/2028(b)	700,000	694,120
7.50%, 06/15/2030(b)	306,000	287,935
Genesis Energy L.P./Genesis Energy Finance Corp., 6.25%, 05/15/2026	948,000	905,851
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 04/15/2030(b)	156,000	144,050
6.25%, 04/15/2032(b)	198,000	183,376
SM Energy Co.,
6.75%, 09/15/2026	496,000	486,864
6.63%, 01/15/2027	193,000	185,594
Strathcona Resources Ltd. (Canada), 6.88%, 08/01/2026(b)	406,000	323,270
		6,681,613
Oil & Gas Refining & Marketing–0.55%
Parkland Corp. (Canada), 4.50%, 10/01/2029(b)	799,000	710,926
Oil & Gas Storage & Transportation–3.87%
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., 8.00%, 04/01/2029(b)	946,000	965,772
EQM Midstream Partners L.P.,
7.50%, 06/01/2027(b)	197,000	197,979
6.50%, 07/01/2027(b)	570,000	553,088
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.00%, 01/15/2027	272,000	269,228
7.75%, 02/01/2028	107,000	103,873
Global Partners L.P./GLP Finance Corp., 7.00%, 08/01/2027	698,000	670,628
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 11.50%, 02/15/2028(b)	646,000	619,210
NGL Energy Partners L.P./NGL Energy Finance Corp.,
6.13%, 03/01/2025	165,000	148,282
7.50%, 04/15/2026	245,000	212,146
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.,
5.75%, 04/15/2025	338,000	281,837
8.50%, 10/15/2026(b)	382,000	367,110
Western Midstream Operating L.P., 4.30%, 02/01/2030	711,000	647,899
		5,037,052
	Principal Amount	Value
Passenger Airlines–2.34%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/2026(b)	$1,649,000	$1,624,829
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/2025(b)	1,446,329	1,422,954
		3,047,783
Pharmaceuticals–1.49%
Bausch Health Cos., Inc., 4.88%, 06/01/2028(b)	2,083,000	1,230,845
Par Pharmaceutical, Inc., 7.50%, 12/31/2049(b)(e)	950,000	707,611
		1,938,456
Regional Banks–0.16%
Zions Bancorporation N.A., 3.25%, 10/29/2029	297,000	207,767
Research & Consulting Services–1.47%
Clarivate Science Holdings Corp., 4.88%, 07/01/2029(b)	1,110,000	1,004,933
Dun & Bradstreet Corp. (The), 5.00%, 12/15/2029(b)	1,046,000	906,867
		1,911,800
Restaurants–2.25%
1011778 BC ULC/New Red Finance, Inc. (Canada), 3.50%, 02/15/2029(b)	749,000	671,321
Papa John’s International, Inc., 3.88%, 09/15/2029(b)	1,393,000	1,210,433
Yum! Brands, Inc., 5.38%, 04/01/2032	1,075,000	1,041,600
		2,923,354
Retail REITs–0.93%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)	1,293,000	1,215,123
Semiconductor Materials & Equipment–0.53%
Entegris Escrow Corp., 4.75%, 04/15/2029(b)	729,000	689,862
Specialized Consumer Services–1.21%
Carriage Services, Inc., 4.25%, 05/15/2029(b)	1,911,000	1,576,135
Specialty Chemicals–0.64%
Braskem Idesa S.A.P.I. (Mexico),
7.45%, 11/15/2029(b)	609,000	489,573
6.99%, 02/20/2032(b)	446,000	336,996
		826,569
Steel–0.55%
SunCoke Energy, Inc., 4.88%, 06/30/2029(b)	815,000	710,540
Systems Software–1.79%
Black Knight InfoServ LLC, 3.63%, 09/01/2028(b)	248,000	225,990
Camelot Finance S.A., 4.50%, 11/01/2026(b)	1,557,000	1,473,288
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	717,000	626,390
		2,325,668
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount		Value
Telecom Tower REITs–0.78%
SBA Communications Corp., 3.88%, 02/15/2027		$1,073,000	$1,013,914
Trading Companies & Distributors–1.51%
Fortress Transportation and Infrastructure Investors LLC,
6.50%, 10/01/2025(b)		617,000	618,104
5.50%, 05/01/2028(b)		1,474,000	1,346,588
			1,964,692
Wireless Telecommunication Services–1.75%
Vmed O2 UK Financing I PLC (United Kingdom), 4.75%, 07/15/2031(b)		1,177,000	1,010,343
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(c)		1,599,000	1,264,409
			2,274,752
Total U.S. Dollar Denominated Bonds & Notes (Cost $122,296,937)			116,117,245
Non-U.S. Dollar Denominated Bonds & Notes–2.24%(h)
Casinos & Gaming–0.19%
Codere Finance 2 (Luxembourg) S.A. (Spain), 3.00% PIK Rate, 8.00% Cash Rate, 09/30/2026(b)(f)(g)	EUR	259,599	244,373
Diversified Banks–0.48%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 6.00%, 12/31/2099(b)(c)(d)	EUR	200,000	202,011
CaixaBank S.A. (Spain), 6.75%, 12/31/2099(b)(c)(d)	EUR	200,000	209,201
HSBC Holdings PLC (United Kingdom), 6.00%, 12/31/2059(b)(c)(d)	EUR	200,000	212,223
			623,435
Diversified Capital Markets–0.15%
Deutsche Bank AG (Germany), 10.00%, 12/31/2099(b)(d)	EUR	200,000	202,151
Food Retail–0.78%
Bellis Acquisition Co. PLC (United Kingdom), 3.25%, 02/16/2026(b)	GBP	721,000	731,153
Casino Guichard Perrachon S.A. (France),
6.63%, 01/15/2026(b)	EUR	333,000	110,341
3.99%, 12/31/2079(b)(c)(d)	EUR	2,100,000	176,138
			1,017,632
Pharmaceuticals–0.64%
Nidda Healthcare Holding GmbH (Germany), 7.50%, 08/21/2026(b)	EUR	779,000	828,035
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $3,130,339)			2,915,626
Variable Rate Senior Loan Interests–2.05%(i)(j)
Advertising–0.47%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 8.32% (1 mo. USD LIBOR + 3.50%), 08/21/2026		650,000	607,210
	Principal Amount	Value
Commodity Chemicals–0.62%
Mativ Holdings, Inc., Term Loan B, 8.63% (1 mo. USD LIBOR + 3.75%), 04/20/2028	$831,164	$804,671
Pharmaceuticals–0.43%
Endo Luxembourg Finance Co. I S.a.r.l., Term Loan, 14.00% (1 mo. PRIME + 6.00%), 03/27/2028	720,875	559,882
Restaurants–0.53%
IRB Holding Corp., Term Loan, 7.91% (1 mo. SOFR + 3.10%), 12/15/2027	703,806	693,200
Total Variable Rate Senior Loan Interests (Cost $2,864,360)		2,664,963
	Shares
Exchange-Traded Funds–1.15%
Invesco AT1 Capital Bond UCITS ETF	6,000	129,291
iShares iBoxx High Yield Corporate Bond ETF	18,000	1,359,900
Total Exchange-Traded Funds (Cost $1,458,540)		1,489,191
Preferred Stocks–0.12%
Diversified Banks–0.10%
Bank of America Corp., 6.50%, Series Z, Pfd.(c)	133,000	133,000
Regional Banks–0.02%
First Republic Bank, 4.50%, Series N, Pfd.	3,000	16,710
Total Preferred Stocks (Cost $157,064)		149,710
Common Stocks & Other Equity Interests–0.10%
Cable & Satellite–0.10%
Altice USA, Inc., Class A (Cost $431,862)(k)	39,000	133,380
Money Market Funds–2.55%
Invesco Government & Agency Portfolio, Institutional Class, 4.73%(l)(m)	1,148,173	1,148,173
Invesco Liquid Assets Portfolio, Institutional Class, 4.84%(l)(m)	854,768	854,938
Invesco Treasury Portfolio, Institutional Class, 4.72%(l)(m)	1,312,198	1,312,198
Total Money Market Funds (Cost $3,315,279)		3,315,309
TOTAL INVESTMENTS IN SECURITIES–97.53% (Cost $133,654,381)		126,785,424
OTHER ASSETS LESS LIABILITIES—2.47%		3,208,583
NET ASSETS–100.00%		$129,994,007
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Investment Abbreviations:
Conv.	– Convertible
ETF	– Exchange-Traded Fund
EUR	– Euro
GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2023 was $87,544,657, which represented 67.35% of the Fund’s Net Assets.
(c)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(d)	Perpetual bond with no specified maturity date.
(e)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at March 31, 2023 represented less than 1% of the Fund’s Net Assets.
(f)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(g)	Restricted security. The aggregate value of these securities at March 31, 2023 was $269,215, which represented less than 1% of the Fund’s Net Assets.
(h)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(i)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(j)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(k)	Non-income producing security.
(l)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2023.

	Value December 31, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$574,301	$7,310,081	$(6,736,209)	$-	$-	$1,148,173	$14,279
Invesco Liquid Assets Portfolio, Institutional Class	445,083	5,221,486	(4,811,579)	(33)	(19)	854,938	10,468
Invesco Treasury Portfolio, Institutional Class	656,345	8,354,378	(7,698,525)	-	-	1,312,198	15,732
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,154,920	5,298,167	(7,453,087)	-	-	-	8,131*
Invesco Private Prime Fund	5,541,224	12,035,475	(17,576,844)	(182)	327	-	22,695*
Total	$9,371,873	$38,219,587	$(44,276,244)	$(215)	$308	$3,315,309	$71,305

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(m)	The rate shown is the 7-day SEC standardized yield as of March 31, 2023.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
05/17/2023	Goldman Sachs International	GBP	502,000	USD	611,147	$(8,665)
05/17/2023	State Street Bank & Trust Co.	EUR	2,109,000	USD	2,276,666	(16,083)
Total Forward Foreign Currency Contracts						$(24,748)

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 39, Version 1	Buy	(5.00)%	Quarterly	12/20/2027	4.688%	USD	5,500,000	$54,841	$(60,555)	$(115,396)

(a)	Centrally cleared swap agreements collateralized by $518,000 cash held with Bank of America.
(b)	Implied credit spreads represent the current level, as of March 31, 2023, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used.  Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$116,117,245	$—	$116,117,245
Non-U.S. Dollar Denominated Bonds & Notes	—	2,915,626	—	2,915,626
Variable Rate Senior Loan Interests	—	2,664,963	—	2,664,963
Exchange-Traded Funds	1,359,900	129,291	—	1,489,191
Preferred Stocks	16,710	133,000	—	149,710
Common Stocks & Other Equity Interests	133,380	—	—	133,380
Money Market Funds	3,315,309	—	—	3,315,309
Total Investments in Securities	4,825,299	121,960,125	—	126,785,424
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(24,748)	—	(24,748)
Swap Agreements	—	(115,396)	—	(115,396)
Total Other Investments	—	(140,144)	—	(140,144)
Total Investments	$4,825,299	$121,819,981	$—	$126,645,280

*	Unrealized appreciation (depreciation).
Invesco V.I. High Yield Fund